Earnings (Loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of computation of earnings (loss) per share

	Year ended	Year ended	Period from March 17 to
(in thousands of $ except share and per share data)	December 31, 2023	December 31, 2022	December 31, 2021
Basic earnings (loss) per share	$0.04	$(0.06)	$(0.06)
Diluted earnings (loss) per share	$0.04	$(0.06)	$(0.06)

Net income (loss)	1,514	(1,953)	(1,044)
Issued common shares at end of the period	43,900,000	32,152,857	32,152,857
Weighted average number of shares outstanding for the period, basic	38,644,250	32,152,857	18,316,970
Weighted average number of shares outstanding for the period, diluted	38,644,250	32,152,857	18,316,970